LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

17. LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year Ended December 31,
	2018	2019	2020
	Class A and Class B	Class A and Class B	Class A and Class B
Net loss attributable to Class A and Class B ordinary shareholders	(380,091)	(499,606)	(456,533)
Weighted average number of Class A and Class B ordinary shares-basic and diluted	99,451,210	163,671,577	164,786,631
Net loss per Class A and Class B ordinary share-basic and diluted	(3.82)	(3.05)	(2.77)

As a result of the Group’s net loss for the three years ended December 31, 2018, 2019 and 2020, share options and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2018	2019	2020
Share options and restricted share units	9,997,216	9,311,906	9,436,372